Filed pursuant to Rule 497(e)
under the Securities Act of 1933.
File No. 33-84186
File No. 811-8774
                          FAIRPORT FUNDS

                  Fairport Midwest Growth Fund
                Fairport Growth and Income Fund
              Fairport Government Securities Fund

                 Supplement dated June 15, 1998
                to Prospectus dated February 27, 1998

        The capitalized terms used in this Supplement have the meanings assigned to them in the Prospectus.

        The third paragraph under the heading "The Adviser" on page 12 of the Prospectus is deleted and replaced with the following:

     Joseph A. Harrison, C.F.A. and Elmer L. Meszaros manage the portfolio of the Growth and Income Fund. Mr. Harrison has been the Executive
Vice President and Director of Investments for Roulston since 1991. Mr. Meszaros has been an analyst with Roulston since July of 1975, and began managing the portfolio of the Growth and Income Fund with Mr. Harrison in July, 1997. Norman F. Klopp, C.F.A., Executive Vice President of Roulston since 1991, manages the portfolio of the Midwest Growth Fund. Mr. Klopp has been an analyst with Roulston since 1964. Thomas H. Roulston, Chairman of Roulston since 1990, began managing the portfolio of the Government Securities Fund on June 1, 1998, along with D. Keith Lockyer who has co-managed the Government Securities Fund since its inception.

           Mr. Roulston is the founder of Roulston and has more than 35 years of investment management experience. Mr. Lockyer has been a Vice President and Portfolio Manager of Roulston since 1986.

        The following paragraph supplements the information contained the section of the Trust's Prospectus entitled "The Administrator, Fund Accountant and Transfer Agent" on page 13:

        Effective February 23, 1998, substantially all of the assets of FPS Services, Inc. were acquired by First Data Investor Services Group, Inc. ("Investor Services Group") pursuant to an Asset Purchase Agreement. Investor Services Group, a wholly-owned subsidiary of First
Data Corporation, has its principal business address at 4400 Computer Drive, Westboro, MA 01581.

        All references to FPS Services, Inc. or FPS in the Prospectus are hereby replaced with "Investor Services Group."

            INVESTORS SHOULD RETAIN THIS SUPPLEMENT
           WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406-0903


June 15, 1998


SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 20549

Re:  FAIRPORT FUNDS (the "Registrant")
     File No. 33-84186
     File No. 811-8774

To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement dated June 15, 1998 to the Prospectus dated
February 27, 1998.

The purpose of this filing is to revise the current Prospectus by incorporating certain non-material amendments regarding portfolio management and administration.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4752.

Thank you for your continued courtesy and cooperation.

Sincerely,


Deborah Ann Potter
Manager, Compliance Administration


cc:  Charles A. Kiraly (Secretary, Fairport Funds)
     Kristin H. Ives, Esq. (Baker & Hostetler llp)